Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Mairs and Power Small Cap Fund (Prospectus Summary) | Mairs and Power Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mairs and Power Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The objective of the Mairs and Power Small Cap Fund (the Fund) is to seek above-average long-term appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from August 11, 2011 (commencement of operations) to December 31, 2011, the Fund's portfolio turnover rate was 4.52%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.52%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The costs in the one-year example and the three-year example reflect the investment adviser's agreement to waive fees and reimburse expenses through December 31, 2014.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, with some emphasis on companies located in the Upper Midwest region.
For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the range represented by companies in the S&P 600 Index as of December 31 of the preceding year. The S&P
600 is a widely used benchmark for small cap performance and is rebalanced continuously. As of December 31, 2011, the market capitalization ranges for the
S&P 600 were approximately $30 million to $3.7 billion.

In selecting stocks, preference is given to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long term.  Capable management with a track record of prudent capital deployment is also an important consideration.  Some emphasis is given to companies generally located in the
Upper Midwest region of the United States.  Stock selection may reflect either a growth or value investment approach.  The Fund also can invest in common stocks issued by companies with market capitalizations above the range of the S&P 600;
in convertible debt securities which are rated less than investment grade (also known as "high yield" or "junk bonds"); and up to 25% of its assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs).  The Fund seeks to keep its assets reasonably fully invested at all times, to maintain modest portfolio turnover rates, and to mitigate risk by investing in a diversified portfolio of securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	All investments have risks. The Fund is designed for long-term investors.
Shareholders should be prepared to accept fluctuations in portfolio value as the
Fund seeks to achieve its investment objective.  The Fund cannot provide assurance that it will achieve its objective.  Loss of money is a risk of investing in the Fund.  The main risks of investing in the Fund are:

Market Conditions
Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions.  Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management
Active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks represent an ownership interest in a corporation.  The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Stocks
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations.  In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing.  These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk
This Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded.  The companies which make IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Convertible Debt Securities Rated Less than Investment-Grade
These securities have a higher degree of credit risk than investment-grade securities.  Companies that issue these lower rated securities (also known as
"high yield" or "junk bonds") are often highly leveraged and traditional methods of financing may not be available to them.  Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities.  These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations.  In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not included because the Fund does not have one full calendar year of performance. When the Fund begins presenting such performance information, the Fund's performance will be compared to a broad measure of market performance to give some indication of the risks of investing in the
Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund does not have one full calendar year of performance.
Mairs and Power Small Cap Fund (Prospectus Summary) | Mairs and Power Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	7.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's investment adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25% through December 31, 2014. The adviser cannot terminate this arrangement before that date without the agreement of the Fund's board of trustees.